CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Net Parent Company Investment	Foreign Currency Translation	Pension and Other Employee Benefits	Available- for-sale Investments and Other	AOCI	Common Stock	Additional Paid-in Capital	Retained Earnings
Beginning of year at Dec. 31, 2011	$ 3,768	$ 3,894	$ (115)	$ (17)	$ 6	$ (126)
Net income	1,248	1,248
Net transfers from Baxter International Inc.	(677)	(677)
Foreign currency translation related adjustments	43		43			43
Pension obligations	(27)			(27)		(27)
Available-for-sale investments and other	(4)				(4)	(4)
Other comprehensive loss, net of tax	12
End of period at Dec. 31, 2012	4,351	4,465	(72)	(44)	2	(114)
Net income	1,288	1,288
Net transfers from Baxter International Inc.	(510)	(510)
Foreign currency translation related adjustments	72		72			72
Pension obligations	(7)			(7)		(7)
Available-for-sale investments and other	(15)				(15)	(15)
Other comprehensive loss, net of tax	50
End of period at Dec. 31, 2013	5,179	5,243		(51)	(13)	(64)
Net income	974	974
Net transfers from Baxter International Inc.	169	169
Foreign currency translation related adjustments	(242)
Pension obligations	6
Other comprehensive loss, net of tax	(255)					(255)
End of period at Sep. 30, 2014	6,067	6,386				(319)
Beginning of year at Dec. 31, 2013	5,179	5,243		(51)	(13)	(64)
Net income	1,737	1,737
Net transfers from Baxter International Inc.	(800)	(800)
Foreign currency translation related adjustments	(387)		(387)			(387)
Pension obligations	(1)			(1)		(1)
Available-for-sale investments and other	19				19	19
Other comprehensive loss, net of tax	(369)
End of period at Dec. 31, 2014	5,747	6,180	$ (387)	$ (52)	$ 6	(433)
Net income	861	552							$ 309
Net transfers from Baxter International Inc.	(2,374)	(2,374)
Separation-related adjustments	(36)	(318)				282
Foreign currency translation related adjustments	(235)
Reclassification of net parent company investment to additional paid-in capital		$ (4,040)						$ 4,040
Pension obligations	7
Issuance of common stock upon separation							$ 7	(7)
Issuance of common stock upon separation (In shares)							676,424,202
Share-based compensation expense	20							20
Shares issued under employee benefit plans and other (in shares)							1,892,186
Shares issued under employee benefit plans and other	40							40
Other comprehensive loss, net of tax	(227)					(227)
Dividends declared ($0.07 per share)	(47)								(47)
End of period (in shares) at Sep. 30, 2015							678,316,388
End of period at Sep. 30, 2015	$ 3,984					$ (378)	$ 7	$ 4,093	$ 262